Participative shareholders’ debentures	6 Months Ended
Jun. 30, 2023
Participative Shareholders Debentures
Participative shareholders’ debentures

20.	Participative shareholders’ debentures

			Financial results
	Average price (R$)	Three-month period ended June 30,		Six-month period ended June 30,		Liabilities
	2023	2022	2023	2022	2023	2022	June 30, 2023	December 31, 2022
Participative shareholders’ debentures	31.35	43.39	321	288	274	288	2,528	2,725

On April 3, 2023, the Company made available for withdrawal as remuneration the amount of US$125 for the second semester of 2022 (2022: US$225 for the second semester of 2021), as disclosed on the “Participating debentures report” made available on the Company’s website.